Financial assets and liabilities - Other financial liabilities (Details) $ in Thousands	Dec. 31, 2016 MXN ($)
Other financial liabilities
Total financial liabilities	$ 14,144
Current	14,144
Interest rate swap contracts
Other financial liabilities
Total financial liabilities	$ 14,144